Shareholder Fees - FidelitySmallCapETF-PRO	Sep. 21, 2023 USD ($)
FidelitySmallCapETF-PRO | Fidelity Enhanced Small Cap ETF
Shareholder Fees:
(fees paid directly from your investment)	none